One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

July 10, 2026                                                                                                                                                                                                                                                                                                                                                                     VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-120399 and 333-138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM International Mutual Funds (Invesco International Mutual Funds)	0000880859	July 6, 2026
AIM Investment Funds (Invesco Investment Funds)	0000826644	July 6, 2026
AIM Sector Funds (Invesco Sector Funds)	0000725781	July 6, 2026
American Century Mutual Funds, Inc.	0000100334	June 25, 2026
AMG Funds IV	0000912036	July 1, 2026
BlackRock Equity Dividend Fund	0000814507	July 2, 2026
BlackRock Global Allocation Fund, Inc.	0000834237	July 1, 2026
Calamos Investment Trust	0000826732	July 2, 2026
DFA Investment Dimensions Group, Inc.	0000355437	July 8, 2026
Fidelity Advisor Series VIII	0000729218	June 22, 2026
Goldman Sachs Trust	0000822977	July 6, 2026
Legg Mason Partners Investment Trust	0000880366	June 24, 2026
Neuberger Berman Income Funds	0000723620	July 1, 2026
Prudential Jennison Natural Resources Fund, Inc.	0000816753	July 1, 2026

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

 /ALISON POLLOCK/

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company